CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)
Cash and cash equivalents
Cash and Banks		$ 4,645		$ 2,339
Time deposits		3,546		957
Mutual funds		8,797		31,531
Total cash and cash equivalents	$ 220	18,527	$ 429	34,827
Investments
Total current investments		6,542		584
Total non-current investments		2,152		2,891
Total investments		8,694		3,475
Government bonds | Fair value accounted through profit or loss
Cash and cash equivalents
Total cash and cash equivalents		1,539
Investments
Total current investments		5,054		404
Government bonds at amortized cost | Amortized cost
Investments
Total current investments		126		180
Total non-current investments		342		2,692
Mutual funds
Investments
Total current investments		1,442		87
Current investments in guarantee of financial operations		1,372
Cash and Cash equivalents, Restricted Variability Between 30 to 60 days		194
2003 Telecommunications Fund
Investments
Total non-current investments		1		1
Investments in associates
Investments
Total non-current investments		2,026		1,531
Allowance for credit risk
Investments
Allowance for credit risk, current		(80)		(87)
Allowance for credit risk, non-current		$ (217)		$ (1,333)